Note 16 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

17. Commitments and Contingencies

Litigation

On May 1, 2012, Suntech America, Inc., a Delaware corporation (Suntech America), filed a complaint for breach of contract, goods sold and delivered, account stated and open account against us in the Superior Court of the State of California, County of San Francisco. Suntech America alleged that it delivered products and did not receive full payment from us. On July 31, 2012, we and Suntech entered into a settlement of this dispute. Because of our inability to make scheduled settlement payments, on March 15, 2013, Suntech entered a judgment against us in the amount of $946,438. As of September 30, 2013, Suntech has not sought to enforce its judgment. As of September 30, 2013, we have included in our Condensed Consolidated Balance Sheets a balance due to Suntech America of $946,438.

We are also involved in other litigation from time to time in the ordinary course of business. In the opinion of management, the outcome of such proceedings will not materially affect our financial position, results of operations or cash flows.

16. Commitments and Contingencies

Westinghouse License

On May 17, 2010, we entered into an exclusive worldwide agreement that permits us to manufacture, distribute and market our solar panels under the Westinghouse name. The agreement automatically renews on January 1, 2014, unless terminated by us upon written notification at least 120 days prior to termination. Future minimum payments due under this agreement are $1.0 million for the year ending December 31, 2013.

Non-Cancelable Operating Leases

The operating lease for our Campbell, California corporate office facility expires on December 31, 2013. The lease on our San Jose, California warehouse facility is month-to-month. Total rent paid for continuing operations amounted to approximately $203,000 and $200,000 for the years ended December 31, 2012 and 2011, respectively. Total rent paid for the years ended December 31, 2012 and 2011 for our discontinued installation operations amounted to approximately $90,000, offset by $23,000 in rental income, and $265,000, offset by $41,000 in rental income, respectively. During the year ended December 31, 2010, we took a non-cash charge of approximately $236,000 for future lease payments for office space in Anaheim, Clovis and San Diego, California. We do not occupy the Anaheim, Clovis and San Diego locations as a result of the discontinuation of our installation operations. Future minimum lease payments on operating leases at December 31, 2012 are as follows:

2013	$115,059
2014	—
2015	—
2016	—
2017	—
Thereafter	—
Total minimum lease payments	$115,059

Litigation

On May 1, 2012, Suntech America, Inc., a Delaware corporation (Suntech America), filed a complaint for breach of contract, goods sold and delivered, account stated and open account against us in the Superior Court of the State of California, County of San Francisco. Suntech America alleged that it delivered products and did not receive full payment from us. On July 31, 2012, we and Suntech entered into a settlement of this dispute. Because of our inability to make scheduled settlement payments, on March 15, 2013, Suntech entered a judgment against us in the amount of $946,438. As of March 28, 2013, Suntech has not sought to enforce its judgment. As of December 31, 2012, we have included in our Condensed Consolidated Balance Sheets a balance due to Suntech America of 946,438.

On December 28, 2012, we filed a complaint against Lennar Homes, LLC (Lennar) in the United States District Court for the Southern District of Florida stating claims for breach of contract under a supply agreement. As previously disclosed, Lennar had agreed to purchase solar power systems from us for residential housing Lennar was developing and constructing. Under the agreement, Lennar had a 600 home order commitment by March 1, 2012, with stated penalty amounts payable for any shortfall below that minimum. Through December 28, 2012, Lennar had only ordered and paid for solar power systems for 234 new homes.  Lennar filed a motion to dismiss the complaint which was denied by the Judge on March 6, 2013. The matter has been scheduled for trial on the Court’s two-week trial docket commencing December 29, 2013.  The parties are presently in the discovery stage and on March 6, 2013, were ordered to attend a non-binding settlement conference in front of the Magistrate Judge. The non-binding settlement conference is scheduled for April 22, 2013.

We are also involved in other litigation from time to time in the ordinary course of business. In the opinion of management, the outcome of such proceedings will not materially affect our financial position, results of operations or cash flows.